Capital Stock - Details Regarding Outstanding and Exercisable Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Outstanding Options (in shares)	3,600,000
Outstanding Options, Weighted-Average Remaining Life (Years)	5 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 22.96	$ 29.16	$ 36.84	$ 36.61
Number of Exercisable Options (in shares)	2,221,000
Exercisable Options, Weighted-Average Remaining Life (Years)	3 years 1 month 6 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 29.76	$ 35.89	$ 36.03
$5.00 – $9.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	5
Range of Exercise Prices, upper limit (USD per share)	$ 9.99
Number of Outstanding Options (in shares)	869,000
Outstanding Options, Weighted-Average Remaining Life (Years)	8 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 9.44
Number of Exercisable Options (in shares)	299,000
Exercisable Options, Weighted-Average Remaining Life (Years)	8 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 9.44
$10.00 – $19.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	10.00
Range of Exercise Prices, upper limit (USD per share)	$ 19.99
Number of Outstanding Options (in shares)	910,000
Outstanding Options, Weighted-Average Remaining Life (Years)	7 years 6 months
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 10.52
Number of Exercisable Options (in shares)	188,000
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 11.84
$20.00 – $24.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	20.00
Range of Exercise Prices, upper limit (USD per share)	$ 24.99
Number of Outstanding Options (in shares)	287,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 24.42
Number of Exercisable Options (in shares)	287,000
Exercisable Options, Weighted-Average Remaining Life (Years)	2 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 24.42
$25.00 – $29.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	25.00
Range of Exercise Prices, upper limit (USD per share)	$ 29.99
Number of Outstanding Options (in shares)	364,000
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 27.69
Number of Exercisable Options (in shares)	364,000
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 27.69
$30.00 – $34.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	30.00
Range of Exercise Prices, upper limit (USD per share)	$ 34.99
Number of Outstanding Options (in shares)	113,000
Outstanding Options, Weighted-Average Remaining Life (Years)	4 years 4 months 24 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 34.42
Number of Exercisable Options (in shares)	113,000
Exercisable Options, Weighted-Average Remaining Life (Years)	4 years 4 months 24 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 34.42
$35.00 – $39.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	35.00
Range of Exercise Prices, upper limit (USD per share)	$ 39.99
Number of Outstanding Options (in shares)	25,000
Outstanding Options, Weighted-Average Remaining Life (Years)	7 months 6 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 39.99
Number of Exercisable Options (in shares)	25,000
Exercisable Options, Weighted-Average Remaining Life (Years)	7 months 6 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 39.99
$40.00 – $49.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	40.00
Range of Exercise Prices, upper limit (USD per share)	$ 44.99
Number of Outstanding Options (in shares)	1,017,000
Outstanding Options, Weighted-Average Remaining Life (Years)	2 years
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 41.34
Number of Exercisable Options (in shares)	930,000
Exercisable Options, Weighted-Average Remaining Life (Years)	1 year 6 months
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 41.09
$50.00 – $59.99
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, lower limit (USD per share)	50.00
Range of Exercise Prices, upper limit (USD per share)	$ 59.99
Number of Outstanding Options (in shares)	15,000
Outstanding Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Outstanding Options, Weighted-Average Exercise Price (dollars per share)	$ 56.76
Number of Exercisable Options (in shares)	15,000
Exercisable Options, Weighted-Average Remaining Life (Years)	6 years 2 months 12 days
Exercisable Options, Weighted-Average Exercise Price (dollars per share)	$ 56.76